Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income/ (loss)	$ 27,609	$ (65,441)	$ (86,373)
Adjustments to reconcile net income/ (loss) to net cash provided by operating activities:
Depreciation and amortization	66,629	67,892	56,307
Amortization and write-off of deferred finance costs and bond premium	5,671	4,798	3,743
Gain on bond repurchase	(15,786)	(1,940)	0
Amortization of dry dock and special survey costs	13,493	9,576	7,656
Stock based compensation	482	909	1,076
(Gain)/loss on sale of vessels/ Impairment loss	17,168	36,731	(25)
Bargain purchase gain	0	0	(68,951)
(Equity)/ loss in earnings of affiliates	0	(2,948)	61,284
Changes in operating assets and liabilities:
Decrease/ (increase) in prepaid expenses and other current assets	6,634	2,680	(6,050)
(Increase)/ decrease in inventories	(533)	3,541	3,815
Decrease/ (increase) in accounts receivable	25,863	(8,655)	(2,063)
Increase in due from related parties short-term	0	(7,034)	(3,734)
(Increase)/ decrease in other long term assets	(2,661)	0	900
(Increase)/ decrease in due from related parties long-term	(4,578)	899	3,955
(Decrease)/ increase in accounts payable	(4,875)	282	3,250
(Decrease)/ increase in accrued expenses	(1,795)	583	(2,824)
Payments for dry dock and special survey costs	(25,103)	(6,864)	(19,412)
(Decrease)/ increase in due to related parties	(2,068)	(4,858)	14,093
Increase/ (Decrease) in deferred revenue	6,499	(907)	(5,356)
Decrease in operating lease liabilities short and long-term	(33)	0	0
Net cash provided by/ (used in) operating activities	112,616	29,244	(38,709)
Investing Activities
Net cash proceeds from sale of vessels	0	71,252	44,500
Acquisition of vessels/ Vessels additions	(41,023)	(65,225)	0
Cash acquired from Navios Midstream merger	0	0	25,260
Loans receivable from affiliates	0	(2,000)	0
Dividends received from affiliates	0	0	10,053
Net cash (used in)/ provided by investing activities	(41,023)	4,027	79,813
Financing Activities
Loan proceeds, net of deferred finance costs	130,950	308,368	69,512
Loan repayments	(186,875)	(347,699)	(131,125)
Dividend paid	(19,204)	(12,359)	(12,213)
Net proceeds from equity offering	3,234	16,227	0
Debt issuance costs	(2,392)	0	0
Acquisition of treasury stock	0	(366)	(7,127)
Net cash used in financing activities	(74,287)	(35,829)	(80,953)
Net decrease in cash and cash equivalents and restricted cash	(2,694)	(2,558)	(39,849)
Cash and cash equivalents and restricted cash, beginning of year	44,051	46,609	86,458
Cash and cash equivalents, and restricted cash end of year	41,357	44,051	46,609
Supplemental disclosures of cash flow information
Cash interest paid, net of capitalized interest	77,412	86,014	76,468
Non-cash investing activities
Accrued interest on loan to affiliates	0	(2,948)	(3,103)
Costs payable relating to sale of vessel	0	0	200
Transaction costs relating to the merger with Navios Midstream	0	0	469
Acquisition of vessels	0	33,210	0
Container vessel owning companies acquisition	37,658	0	0
Non-cash financing activities
Stock based compensation	482	909	1,076
Accrued deferred finance costs	0	1,702	0
Other long term assets	$ 3,602	$ 5,456	$ 0